                                                    REGISTRATION NO. 333-190033
                                                     REGISTRATION NO. 811-22651
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                      POST-EFFECTIVE AMENDMENT NO. 12                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [X]
                              AMENDMENT NO. 82                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [X]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [_]On (date) pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:
       Units of interest in Separate Account under variable annuity contracts.

                                     NOTE

This Post-Effective Amendment No. 12 ("PEA") to the Form N-4 Registration
Statement No. 333-190033 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement to the Prospectus and
Part C. This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 11,
filed on April 18, 2018.

AXA Equitable Life Insurance Company

Supplement dated August 15, 2018 to the Current Prospectus for Investment Edge 15.0

This Supplement modifies certain information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding new variable investment options being added to your contract, as well as, certain variable investment options that are being closed for certain contracts. Please note the following changes:

(1)	New Variable Investment Options

Effective on or about October 22, 2018, subject to regulatory approval, the following variable investment options will be available to contracts with an application signed on or after the effective date:

•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT Micro Cap
•	1290 VT Multi-Alternative Strategies
•	1290 VT Small Cap Value
•	AXA/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/JPMorgan Value Opportunities
•	EQ/MFS Technology
•	PIMCO Income Portfolio

(2)	Portfolios of the Trusts

Effective on or about October 22, 2018, subject to regulatory approval, the following information is added under “Portfolios of the Trusts” in “Contract features and benefits” in your Prospectus:

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP
1290 VT MICRO CAP	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC
1290 VT MULTI-ALTERNATIVE STRATEGIES	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC
1290 VT SMALL CAP VALUE	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Horizon Asset Management LLC
AXA/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• AXA Equitable Funds Management Group, LLC • ClearBridge Investments, LLC** • BlackRock Investment Management, LLC	✓
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• J.P. Morgan Investment Management Inc.
EQ/MFS TECHNOLOGY	Seeks to achieve capital appreciation.	• AXA Equitable Funds Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

IM-92-18 (8.18)	Catalog No. 158931 (8.18)
NewBiz	#671610

PIMCO Variable Insurance Trust – Advisor Class Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)
PIMCO INCOME PORTFOLIO	The Portfolio’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.	• Pacific Investment Management Company LLC
*

Effective on or about October 1, 2018, subject to regulatory approval, current the name of the AXA/Mutual Large Cap Equity Managed Volatility Portfolio will change to EQ/ClearBridge Select Equity Managed Volatility Portfolio (“Portfolio”).

**

Effective on or about October 1, 2018, subject to regulatory approval, Franklin Mutual Advisers, LLC the sub-adviser for the Active Allocated Portion of the Portfolio will be replaced by ClearBridge Investments, LLC.

(3)	Variable Investment Options no longer available to certain contracts.

The variable investment options listed below will not be available to new contract owners with an application signed date of October 22, 2018 or later. These variable investment options will, however, remain available to existing contract owners.

•	7TwelveTM Balanced Portfolio
•	Charter Small Cap Growth
•	Hartford Capital Appreciation HLS Fund
•	Ivy VIP Asset Strategies
•	Ivy VIP Micro Cap Growth
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	VanEck VIP Global Hard Assets

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

2

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the
              Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of
          Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of Equitable Life Assurance
              Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit (1) to the Registration Statement (File No. 333-05593)
              on June 10, 1996.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a)           Distribution Agreement, dated as of January 1, 1998
                            by and between The Equitable Life Assurance Society
                            of the United States for itself and as depositor on
                            behalf of the Equitable Life separate accounts and
                            Equitable Distributors, Inc., incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-64749) filed on August 5,
                            2011.

              (a)(i)        First Amendment dated as of January 1, 2001 to the
                            Distribution Agreement dated as of January 1, 1998
                            between The Equitable Life Assurance Society of the
                            United States for itself and as depositor on behalf
                            of the Equitable Life separate accounts and
                            Equitable Distributors, Inc., incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-127445) filed on August 11,
                            2005.

              (a)(ii)       Second Amendment dated as of January 1, 2012 to the
                            Distribution Agreement dated as of January 1, 1998
                            between AXA Equitable Life Insurance Company and
                            AXA Distributors, LLC, incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (a)(iii)      Third Amendment dated as of November 1, 2014 to the
                            Distribution Agreement dated as of January 1, 1998
                            between AXA Equitable Life Insurance Company and
                            AXA Distributors, LLC, incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (b)           Distribution Agreement for services by The
                            Equitable Life Assurance Society of the United
                            States to AXA Network, LLC and its subsidiaries
                            dated January 1, 2000 previously filed with this
                            Registration Statement (File No. 333-64749) on
                            April 19, 2001.

              (c)           Transition Agreement for services by AXA Network,
                            LLC and its subsidiaries to The Equitable Life
                            Assurance Society of the United States dated
                            January 1, 2000 previously filed with this
                            Registration Statement (File No. 333-64749) on
                            April 19, 2001.

              (d)           General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries, previously filed with Registration
                            Statement (File No. 2-30070) on April 19, 2004.

              (d)(i)        First Amendment dated as of January 1, 2003 to
                            General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries, incorporated herein by reference to
                            Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii)       Second Amendment dated as of January 1, 2004 to
                            General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries incorporated herein by reference to
                            Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii)      Third Amendment dated as of July 19, 2004 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-127445), filed on August 11,
                            2005.

              (d)(iv)       Fourth Amendment dated as of November 1, 2004 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-127445), filed on August 11,
                            2005.

              (d)(v)        Fifth Amendment dated as of November 1, 2006, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi)       Sixth Amendment dated as of February 15, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-05593), filed on April 24,
                            2012.

              (d)(vii)      Seventh Amendment dated as of February 15, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                            on April 20, 2009.

              (d)(viii)     Eighth Amendment dated as of November 1, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                            on April 20, 2009.

              (d)(ix)       Ninth Amendment dated as of November 1, 2011 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Life Insurance
                            Company (formerly known as The Equitable Life
                            Assurance Society of the United States) and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to the Registration Statement
                            filed on Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (d)(x)        Tenth Amendment dated as of November 1, 2013 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to the Registration Statement
                            on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xi)       Eleventh Amendment dated as of November 1, 2013 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to the Registration Statement
                            on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xii)      Twelfth Amendment dated as of November 1, 2013 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to the Registration Statement
                            on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xiii)     Thirteenth Amendment dated as of October 1, 2014 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to the Registration Statement
                            on Form N-4 (File No. 333-202147) filed on
                            September 9, 2015.

              (d)(xiv)      Fourteenth Amendment dated as of August 1, 2015 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to this Registration Statement
                            on Form N-4 (File No. 2-30070), filed on April 19,
                            2016.

              (d)(xv)       Sixteenth Amendment dated May 1, 2016 to the
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company, (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC, incorporated herein by reference
                            to Registration Statement on Form N-4 (File No.
                            2-30070) filed on April 18, 2017.

              (d)(xvi)      Seventeenth Amendment to General Agent Sales
                            Agreement, dated as of August 1, 2016, by and
                            between AXA Equitable Life Insurance Company,
                            formerly known as The Equitable Life Assurance
                            Society of the United States, ("AXA Equitable"),
                            and AXA NETWORK, LLC, ("General Agent")
                            incorporated herein by reference to Registration
                            Statement on Form N-4 (File No. 2-30070) filed on
                            April 17, 2018.

              (d)(xvii)     Eighteenth Amendment to General Agent Sales
                            Agreement, dated as of March 1 2017, by and between
                            AXA Equitable Life Insurance Company, formerly
                            known as The Equitable Life Assurance Society of
                            the United States, ("AXA Equitable"), and AXA
                            NETWORK, LLC ("General Agent") incorporated herein
                            by reference to Registration Statement on Form N-4
                            (File No. 2-30070) filed on April 17, 2018.

              (e)           Form of Brokerage General Agent Sales Agreement
                            with Schedule and Amendment to Brokerage General
                            Agent Sales Agreement among [Brokerage General
                            Agent] and AXA Distributors, LLC, AXA Distributors
                            Insurance Agency, LLC, AXA Distributors Insurance
                            Agency of Alabama, LLC, and AXA Distributors
                            Insurance Agency of Massachusetts, LLC,
                            incorporated herein by reference to Exhibit No.
                            3.(i) to Registration Statement (File No.
                            333-05593) on Form N-4, filed on April 20, 2005.

              (f)           Form of Wholesale Broker-Dealer Supervisory and
                            Sales Agreement among [Broker-Dealer] and AXA
                            Distributors, LLC, incorporated herein by reference
                            to Exhibit No. 3.(j) to Registration Statement
                            (File No. 333-05593) on Form N-4, filed on
                            April 20, 2005.

              (g)           Services Agreement made as of December 1, 2010, by
                            and among Legg Mason Investor Services, LLC
                            ("Distributor"), a Maryland limited liability
                            company that serves as the principal underwriter of
                            Legg Mason Partners Variable Equity Trust and Legg
                            Mason Partners Variable Income Trust (collectively,
                            "Fund"), and AXA Equitable Life Insurance Company
                            (the "Company"), a New York Corporation,
                            incorporated herein by reference to the
                            Registration Statement filed on Form N-4 (File No.
                            333-178750), filed on April 22, 2014.

              (g)(i)        Amendment No. 1 ("Amendment"), effective March 28,
                            2014, to the Services Agreement (the "Agreement"),
                            dated December 1, 2010, between AXA Equitable Life
                            Insurance Company (the "Company") and Legg Mason
                            Investor Services, LLC (the "Distributor")
                            (collectively, the "Parties"), incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-178750), filed on April 22,
                            2014.

                                      C-2

   4.  Contracts. (Including Riders and Endorsements)

       (a)        Flexible Premium Deferred Variable Annuity Contract
                  (ICC13IEBASE1), previously filed with this Registration
                  Statement (File No. 333-190033) on October 4, 2013.

       (b)        Flexible Premium Deferred Variable Annuity Contract
                  (ICC13IEBASE2), previously filed with this Registration
                  Statement (File No. 333-190033) on October 4, 2013.

       (c)        Endorsement applicable to Non-Qualified Contracts
                  (ICC13NQ-IE), previously filed with this Registration
                  Statement (File No. 333-190033) on October 4, 2013.

       (d)        Endorsement applicable to the Non-Qualified (Income Edge)
                  Payment Program (ICC13NQPP-IE), previously filed with this
                  Registration Statement (File No. 333-190033) on October 4,
                  2013.

       (e)        Endorsement applicable to Qualified Defined Contribution
                  Plans (ICC13QPDC-IE), previously filed with this
                  Registration Statement (File No. 333-190033) on October 4,
                  2013.

       (f)        Endorsement applicable to Roth IRA Contracts
                  (ICC13ROTH-IE), previously filed with this Registration
                  Statement (File No. 333-190033) on October 4, 2013.

       (g)        Endorsement applicable to Traditional IRA Contracts
                  (ICC13IRA-IE), previously filed with this Registration
                  Statement (File No. 333-190033) on October 4, 2013.

       (h)        Endorsement applicable to Qualified Defined Benefit Plans
                  (ICC13QPDB-IE), previously filed with this Registration
                  Statement (File No. 333-190033) on October 4, 2013.

       (i)        Inherited Traditional IRA Beneficiary Continuation Option
                  (BCO) Endorsement (ICC13INHIRA-IE), previously filed with
                  this Registration Statement (File No. 333-190033) on
                  October 4, 2013.

       (j)        Inherited Roth IRA Beneficiary Continuation Option (BCO)
                  Endorsement (ICC13INHROTH-IE), previously filed with this
                  Registration Statement (File No. 333-190033) on October 4,
                  2013.

       (j) (i)    Endorsement applicable to the Spousal Continuation and
                  Beneficiary Continuation Options under our contract (Form
                  No. ICC15GMDB-SP-BCO) previously filed with this
                  Registration Statement on Form N-4 (File No. 333-190033) on
                  July 7, 2015.

       (j) (ii)   Endorsement applicable to Non-Qualified Payout (Form No.
                  ICC15INHNQ-IE15) previously filed with this Registration
                  Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (iii)  Endorsement applicable to Part VI - Payment Upon Death
                  (Form No. ICC15IRREVOC) previously filed with this
                  Registration Statement on Form N-4 (File No. 333-190033) on
                  July 7, 2015.

       (j) (iv)   Endorsement applicable to the Non-Qualified (Income Edge
                  Series) Payment Programs (Form No. ICC15NQPP-IE) previously filed with this Registration Statement on Form N-4
                  (File No. 333-190033) on July 7, 2015.

       (j) (v)    Endorsement applicable to SEP-IRA contracts (Form No.
                  ICC15SEP-IE15) previously filed with this Registration
                  Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (k)        Data Pages (ICC13DPADV-IE), previously filed with this
                  Registration Statement (File No. 333-190033) on October 4,
                  2013.

       (l)        Data Pages (ICC13DPC-IE), previously filed with this
                  Registration Statement (File No. 333-190033) on October 4,
                  2013.

       (m)        Data Pages (ICC13DPB-IE), previously filed with this
                  Registration Statement (File No. 333-190033) on October 4,
                  2013.

       (m) (i)    Data Pages (Form No. ICC15DPADV-IE) previously filed with
                  this Registration Statement on Form N-4 (File No.
                  333-190033) on July 7, 2015.

       (m) (ii)   Data Pages (Form No. ICC15DPB-IE) previously filed with
                  this Registration Statement on Form N-4 (File No.
                  333-190033) on July 7, 2015.

       (m) (iii)  Data Pages (Form No. ICC15DPC-IE) previously filed with this Registration Statement on Form N-4 (File No.
                  333-190033) on July 7, 2015.

       (n)        Table of Guaranteed Annuity Payments (ICC13TGAP-IE),
                  previously filed with this Registration Statement (File No.
                  333-190033) on October 4, 2013.

       (o)        Rider applicable to Protected Premium Death Benefit (Form
                  No. ICC15PPDBR-IE15) previously filed with this
                  Registration Statement on Form N-4 (File No. 333-190033) on
                  July 7, 2015.

                                      C-3

    5.  Applications.

        (a)           Form of Enrollment Form/Application for an Individual
                      Annuity (ICC14 E App 02 IE 14), previously filed with
                      this Registration Statement (File No. 333-190033) on
                      April 22, 2015.

        (b)           Application for an Individual Annuity - Enrollment
                      Form/Application (Form No. ICC 15 E App 02 IE)
                      previously filed with this Registration Statement on
                      Form N-4 (File No. 333-190033) on July 7, 2015.

        (c)           Application for an Individual Annuity - Investment
                      Edge and Investment Edge Select (Form No. ICC15 App
                      011E) previously filed with this Registration
                      Statement Form N-4 (File No. 333-190033) on July 7,
                      2015.

        (d)           Application for an Individual Annuity - Investment
                      Edge ADV (Form No. ICC15 App 01 IE ADV) previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-1900033) on July 7, 2015.

        (e)           Application for an Individual Annuity - Investment
                      Edge ADV (Form No. ICC15 App 02 IE ADV) previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-1900033) on July 7, 2015.

        (f)           Application for an Individual Annuity - Investment
                      Edge and Investment Edge Select (Form No. ICC15 App 02
                      IE) previously filed with this Registration Statement
                      on Form N-4 (File No. 333-190033) on July 7, 2015.

        (g)           Application for an Individual Annuity - Investment
                      Edge 15 (Form No. ICC17 App 01 IE), previously filed
                      with this Registration Statement on Form N-4 (File
                      No. 333-190033) on April 19, 2017.

        (h)           Application for an Individual Annuity - Investment
                      Edge 15 (Form No. ICC17 App 02 IE), previously filed
                      with this Registration Statement on Form N-4 (File
                      No. 333-190033) on April 19, 2017.

        (i)           Application for an Individual Annuity - Investment
                      Edge 15 (Form No. ICC17 App 01 IE SEL), previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-190033) on April 19, 2017.

        (j)           Application for an Individual Annuity - Investment
                      Edge 15 (Form No. ICC17 App 02 IE SEL), previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-190033) on April 19, 2017.

        (k)           Application for an Individual Annuity - Investment
                      Edge 15 (Form No. ICC17 App 01 IE ADV), previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-190033) on April 19, 2017.

        (l)           Application for an Individual Annuity - Investment
                      Edge 15 (Form No. ICC17 App 02 IE ADV), previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-190033) on April 19, 2017.

    6.                Depositor's Certificate of Incorporation and By-Laws.

        (a)           Restated Charter of AXA Equitable, as amended August
                      31, 2010, incorporated herein by reference to
                      Registration Statement on Form N-4, (File No.
                      333-05593), filed on April 24, 2012.

        (b)           By-Laws of AXA Equitable, as amended September 7,
                      2004, incorporated herein by reference to Exhibit No.
                      6.(c) to Registration Statement on Form N-4, (File
                      No. 333-05593), filed on April 20, 2006.

    7.  Reinsurance Contracts. N.A.

    8.  Participation Agreements.

        (a)           Amended and Restated Participation Agreement among EQ
                      Advisors Trust, AXA Equitable Life Insurance Company
                      ("AXA Equitable"), AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 is incorporated herein by
                      reference to Post-Effective Amendment No. 25 to the EQ
                      Advisor's Trust Registration Statement on Form N-1A
                      (File No. 333-17217 and 811-07953), filed on February
                      7, 2003.

        (a)(i)        Amendment No. 1, dated May 2, 2003, to the Amended and
                      Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 28 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on February 10, 2004.

        (a)(ii)       Amendment No. 2, dated July 9, 2004, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 35 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on October 15, 2004.

        (a)(iii)      Amendment No. 3, dated October 1, 2004, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 35 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on October 15, 2004.

        (a)(iv)       Amendment No. 4, dated May 1, 2005, to the Amended and
                      Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 37 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on April 7, 2005.

        (a)(v)        Amendment No. 5, dated September 30, 2005, to the
                      Amended and Restated Participation Agreement among EQ
                      Advisors Trust, AXA Equitable, AXA Distributors, LLC
                      and AXA Advisors dated July 15, 2002 incorporated
                      herein by reference to Post-Effective Amendment No. 44
                      To the EQ Advisor's Trust Registration Statement (File
                      No. 333-17217) on Form N-1A filed on April 5, 2006.

        (a)(vi)       Amendment No. 6, dated August 1, 2006, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 51 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on February 2, 2007.

        (a)(vii)      Amendment No. 7, dated May 1, 2007, to the Amended and
                      Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 53 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on April 27, 2007.

        (a)(viii)     Amendment No. 8, dated January 1, 2008, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 56 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on December 27, 2007.

        (a)(ix)       Amendment No. 9, dated May 1, 2008, to the Amended and
                      Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 61 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on February 13, 2009.

        (a)(x)        Amendment No. 10, dated January 1, 2009, to the
                      Amended and Restated Participation Agreement among EQ
                      Advisors Trust, AXA Equitable, AXA Distributors, LLC
                      and AXA Advisors dated July 15, 2002 incorporated
                      herein by reference to Post-Effective Amendment No. 64
                      To the EQ Advisor's Trust Registration Statement (File
                      No. 333-17217) on Form N-1A filed on March 16, 2009.

        (a)(xi)       Amendment No. 11, dated May 1, 2009, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference to Post-Effective Amendment No. 67 To the EQ
                      Advisor's Trust Registration Statement (File No.
                      333-17217) on Form N-1A filed on April 15, 2009.

        (a)(xii)      Amendment No. 12, dated September 29, 2009, to the
                      Amended and Restated Participation Agreement among EQ
                      Advisors Trust, AXA Equitable, AXA Distributors, LLC
                      and AXA Advisors dated July 15, 2002 incorporated
                      herein by reference to Post-Effective Amendment No. 70
                      To the EQ Advisor's Trust Registration Statement (File
                      No. 333-17217) on Form N-1A filed on January 21, 2010.

        (a)(xiii)     Amendment No. 13, dated August 16, 2010, to the
                      Amended and Restated Participation Agreement among EQ
                      Advisors Trust, AXA Equitable, AXA Distributors, LLC
                      and AXA Advisors dated July 15, 2002 incorporated
                      herein by reference to Post-Effective Amendment No. 77
                      To the EQ Advisor's Trust Registration Statement (File
                      No. 333-17217) on Form N-1A filed on February 3, 2011.

        (a)(xiv)      Amendment No. 14, dated December 15, 2010, to the
                      Amended and Restated Participation Agreement among EQ
                      Advisors Trust, AXA Equitable, AXA Distributors, LLC
                      and AXA Advisors dated July 15, 2002 incorporated
                      herein by reference to Post-Effective Amendment No. 77
                      To the EQ Advisor's Trust Registration Statement (File
                      No. 333-17217) on Form N-1A filed on February 3, 2011.

        (a)(xv)       Amendment No. 15, dated June 7, 2011, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable, AXA Distributors, LLC and AXA
                      Advisors dated July 15, 2002 incorporated herein by
                      reference and/or previously filed with Post-Effective
                      Amendment No. 84 To the EQ Advisor's Trust
                      Registration Statement (File No. 333-17217) on Form
                      N-1A filed on August 17, 2011.

        (a)(xvi)      Amendment No. 16, dated April 30, 2012, to the Amended
                      and Restated Participation Agreement among EQ Advisors
                      Trust, AXA Equitable and AXA Distributors, LLC, dated
                      July 15,2002 incorporated herein by reference to
                      Post-Effective Amendment No. 96 to the EQ Advisor's
                      Trust Registration Statement (File No. 333-17217) on
                      Form N-1A filed on February 7, 2012.

        (a)(b)(i)     Second Amended and Restated Participation Agreement
                      among the Trust, AXA Equitable, FMG LLC and AXA
                      Distributors, LLC, dated May 23, 2012, incorporated
                      herein by reference to EQ Advisors Trust Registration
                      Statement on Form N-1A (File No. 333-17217) filed on
                      July 22, 2013.

        (a)(b)(ii)    Amendment No. 1 dated as of June 4, 2013 to the Second
                      Amended and Restated Participation Agreement among the
                      Trust, AXA Equitable, FMG LLC and AXA Distributors,
                      LLC, dated May 23, 2012, incorporated herein by
                      reference to EQ Advisors Trust Registration Statement
                      on Form N-1A (File No. 333-17217) filed on July 22,
                      2013.

        (a)(b)(iii)   Amendment No. 2 dated as of October 21, 2013 to the
                      Second Amended and Restated Participation Agreement
                      among the Trust, AXA Equitable, FMG LLC and AXA
                      Distributors, LLC, dated May 23, 2012, incorporated
                      herein by reference to EQ Advisors Trust Registration
                      Statement on Form N-1A (File No. 333-17217) filed on
                      July 22, 2013.

        (a)(b)(iv)    Amendment No. 3, dated as of April 4, 2014 ("Amendment
                      No. 3"), to the Second Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement"), by and among EQ Advisors Trust
                      ("Trust"), AXA Equitable Life Insurance Company, AXA
                      Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form N-1A (File No.
                      333-17217) filed on April 30, 2014.

        (a)(b)(v)     Amendment No. 4, dated as of June 1, 2014 ("Amendment
                      No. 4"), to the Second Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement"), by and among EQ Advisors Trust
                      ("Trust"), AXA Equitable Life Insurance Company, AXA
                      Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form N-1A (File No.
                      333-17217) filed on April 30, 2014.

        (a)(b)(vi)    Amendment No. 5, dated as of July 16, 2014 ("Amendment
                      No. 5"), to the Second Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement"), by and among EQ Advisors Trust
                      ("Trust"), AXA Equitable Life Insurance Company, AXA
                      Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form N-1A (File No.
                      333-17217) filed on February 5, 2015.

        (a)(b)(vii)   Amendment No.6, dated as of April 30, 2015 ("Amendment
                      No. 6"), to the Second Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement"), by and among EQ Advisors Trust
                      ("Trust"), AXA Equitable Life Insurance Company, AXA
                      Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form N-1A (File No.
                      333-17217) filed on April 17, 2015.

        (a)(b)(viii)  Amendment No. 7, dated as of December 21, 2015
                      ("Amendment No. 7"), to the Second Amended and
                      Restated Participation Agreement, dated as of May 23,
                      2012, as amended ("Agreement"), by and among EQ
                      Advisors Trust ("Trust"), AXA Equitable Life Insurance
                      Company, AXA Equitable Funds Management Group, LLC and
                      AXA Distributors, LLC (collectively, the "Parties")
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form 485 (a) (File No.
                      333-17217) filed on February 11, 2016.

        (a)(b)(ix)    Amendment No. 8, dated as of December 9, 2016
                      ("Amendment No. 8"), to the Second Amended and
                      Restated Participation Agreement, dated as of May 23,
                      2012, as amended ("Agreement"), by and among EQ
                      Advisors Trust ("Trust"), AXA Equitable Life Insurance
                      Company, AXA Equitable Funds Management Group, LLC and
                      AXA Distributors, LLC (collectively, the "Parties")
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form 485 (a) (File No.
                      333-17217) filed on January 31, 2017.

        (a)(b)(x)     Amendment No. 9 dated as of May 1, 2017 ("Amendment
                      No. 9") to the Second Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement") by and among EQ Advisors Trust
                      ("Trust"), AXA Equitable Life Insurance Company, AXA
                      Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form N-1A (File No.
                      333-17217), filed on April 28, 2017.

        (a)(b)(xi)    Amendment No. 10 dated as of November 1, 2017
                      ("Amendment No. 10") to the Second Amended and
                      Restated Participation Agreement, dated as of May 23,
                      2012, as amended ("Agreement") by and among EQ
                      Advisors Trust ("Trust"), AXA Equitable Life Insurance
                      Company, AXA Equitable Funds Management Group, LLC and
                      AXA Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to EQ Advisors Trust
                      Registration Statement on Form N-1A (File No.
                      333-17217), filed on October 27, 2017.

        (b)           Participation Agreement among AXA Premier VIP Trust,
                      AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                      EDI dated as of December 3, 2001 incorporated herein
                      by reference to and/or previously filed with
                      Pre-Effective Amendment No. 1 to AXA Premier VIP Trust
                      Registration Statement (File No. 333-70754) on
                      Form N-1A filed on December 10, 2001.

        (b)(i)        Amendment No. 1, dated as of August 1, 2003 to the
                      Participation Agreement among AXA Premier VIP Trust,
                      AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                      EDI dated as of December 3, 2001 incorporated herein
                      by reference to Post-Effective Amendment No. 6 to AXA
                      Premier VIP Trust Registration Statement (File No.
                      333-70754) on Form N-1A filed on February 25, 2004.

        (b)(ii)       Amendment No. 2, dated as of May 1, 2006 to the
                      Participation Agreement among AXA Premier VIP Trust,
                      AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                      EDI dated as of December 3, 2001 incorporated herein
                      by reference to Post-Effective Amendment No. 16 to AXA
                      Premier VIP Trust Registration Statement (File No.
                      333-70754) on Form N-1A filed on June 1, 2006.

        (b)(iii)      Amendment No. 3, dated as of May 25, 2007 to the
                      Participation Agreement among AXA Premier VIP Trust,
                      AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                      EDI dated as of December 3, 2001 incorporated herein
                      by reference to Post-Effective Amendment No. 20 to AXA
                      Premier VIP Trust Registration Statement (File No.
                      333-70754) on Form N-1A filed on February 5, 2008.

        (b)(iv)       Amended and Restated Participation Agreement among the
                      Registrant, AXA Equitable, FMG LLC and AXA
                      Distributors, LLC, dated as of May 23, 2012,
                      incorporated herein by reference to AXA Premier VIP
                      Trust Registration Statement on Form N-1/A (File No.
                      333-70754) filed on July 22, 2013.

        (b)(v)        Amendment No. 1 dated as of October 21, 2013, to the
                      Amended and Restated Participation Agreement among the
                      Registrant, AXA Equitable, FMG LLC and AXA
                      Distributors, LLC, dated as of May 23, 2012,
                      incorporated herein by reference to AXA Premier VIP
                      Trust Registration Statement on Form N-1/A (File No.
                      333-70754) filed on October 2, 2013.

        (b)(vi)       Amendment No. 2, dated as of April 18, 2014
                      ("Amendment No. 2") to the Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement") by and among AXA Premier VIP
                      Trust ("Trust"), AXA Equitable Life Insurance Company,
                      AXA Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to AXA Premier VIP
                      Trust Registration Statement on Form N-1/A (File No.
                      333-70754) filed on January 12, 2015.

        (b)(vii)      Amendment No. 3, dated as of July 8, 2014 ("Amendment
                      No. 3") to the Amended and Restated Participation
                      Agreement, dated as of May 23, 2012, as amended
                      ("Agreement") by and among AXA Premier VIP Trust
                      ("Trust"), AXA Equitable Life Insurance Company, AXA
                      Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to AXA Premier VIP
                      Trust Registration Statement on Form N-1/A (File No.
                      333-70754) filed on January 12, 2015.

        (b)(viii)     Amendment No. 4, dated as of December 10, 2014
                      ("Amendment No. 4"), to the Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement"), by and among AXA Premier VIP
                      Trust ("Trust"), AXA Equitable Life Insurance Company,
                      AXA Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties"),
                      incorporated herein by reference to AXA Premier VIP
                      Trust Registration Statement on Form N-1/A (File No.
                      333-70754) filed on January 12, 2015.

        (b)(ix)       Amendment No. 5, dated as of September 26, 2015
                      ("Amendment No. 5"), to the Amended and Restated
                      Participation Agreement, dated as of May 23, 2012, as
                      amended ("Agreement"), by and among AXA Premier VIP
                      Trust ("Trust"), AXA Equitable Life Insurance Company,
                      AXA Equitable Funds Management Group, LLC and AXA
                      Distributors, LLC (collectively, the "Parties")
                      incorporated herein by reference to AXA Premier VIP
                      Trust Registration Statement on Form 485 (b) (File No.
                      333-70754) filed on April 26, 2016.

        (c)           Participation Agreement by and among AIM Variable
                      Insurance Funds, A I M Distributors, Inc., AXA
                      Equitable Life Insurance Company, on behalf of itself
                      and its Separate Accounts, AXA Advisors, LLC, and AXA
                      Distributors, LLC, dated July 1, 2005 incorporated
                      herein by reference to Registration Statement on Form
                      N-4 (File No. 333-160951) filed on November 16, 2009.

        (c)(i)        Amendment No. 1 effective October 15, 2009 among AIM
                      Variable Insurance Funds, AIM Distributors, Inc., AXA
                      Equitable Life Insurance Company, on behalf of its
                      Separate Accounts, AXA Advisors, xLLC and AXA
                      Distributors, LLC, incorporated herein by reference to
                      Registration Statement on Form N-4 (File No. 2-30070)
                      filed on April 24, 2012.

        (c)(ii)       Amendment No. 2, dated as of April 19, 2010, to the
                      Participation Agreement dated as of July 1, 2005, by
                      and among AIM Variable Insurance Funds, Invesco Aim
                      Distributors, Inc., AXA Equitable Life Insurance
                      Company, on behalf of itself and each of its
                      segregated asset accounts, and AXA Advisors, LLC and
                      AXA Distributors, LLC, incorporated herein by
                      reference to Registration Statement on Form N-4 (File
                      No. 2-30070) filed on April 21, 2015.

        (c)(iii)      Amendment No. 3, dated as of April 19, 2010, to the
                      Participation Agreement dated as of July 1, 2005, by
                      and among AIM Variable Insurance Funds, Invesco Aim
                      Distributors, Inc., AXA Equitable Life Insurance
                      Company, on behalf of itself and each of its
                      segregated asset accounts; and AXA Advisors, LLC and
                      AXA Distributors, LLC, incorporated herein by
                      reference to Registration Statement on Form N-4 (File
                      No. 2-30070) filed on April 21, 2015.

        (c)(iv)       Amendment No. 4, effective May 1, 2012, to the
                      Participation Agreement dated July 1, 2005, among AIM
                      Variable Insurance Funds, Invesco Distributors, Inc.,
                      AXA Equitable Life Insurance Company, on behalf of
                      itself and each of its segregated asset accounts; AXA
                      Advisors LLC and AXA Distributors, LLC, incorporated
                      herein by reference to Registration Statement on Form
                      N-4 (File No. 333-178750) filed on April 25, 2012.

        (c)(v)        Amendment No. 5, dated as of October 1, 2014, to the
                      Participation Agreement dated July 1, 2005, by and
                      among AIM Variable Insurance Funds Invesco
                      Distributors, Inc., AXA Equitable Life Insurance
                      Company, a New York life insurance company, on behalf
                      of itself and each of its segregated asset accounts;
                      and AXA Advisors, LLC and AXA Distributors, LLC,
                      incorporated herein by reference to Registration
                      Statement on Form N-4 (File No. 333-202149) filed on
                      February 18, 2015.

        (d)           Participation Agreement among AXA Equitable Life
                      Insurance Company, American Century Investment
                      Management, Inc., and American Century Investment
                      Services, Inc., incorporated herein by reference to
                      Registration Statement on Form N-4 (File
                      No. 333-153809), filed on July 8, 2011.

        (d)(i)        Amendment No. 2, effective May 1, 2012 to the
                      Participation Agreement dated October 15, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company, MONY Life Insurance Company of
                      America, American Century Investment Management, Inc.
                      and American Century Investment Services, Inc.,
                      previously filed with this Registration Statement
                      (File No. 333-178750) on April 25, 2012.

        (d)(ii)       Amendment No. 3, effective September 1, 2013 to the
                      Participation Agreement dated October 15, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company of America, American Century
                      Investment Management, Inc. and American Century
                      Investment Services, Inc. previously filed with this
                      Registration Statement (File No. 333-190033) on
                      October 4, 2013.

        (e)           Participation Agreement among AXA Equitable Life
                      Insurance Company, BlackRock Variable Series Funds,
                      Inc., BlackRock Advisors, LLC, and Black Rock
                      Investments, LLC, dated October 16, 2009, previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-178750) on December 23, 2011.

        (e)(i)        Amendment No. 3, effective May 1, 2012 to the
                      Participation Agreement dated October 16, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company, MONY Life Insurance Company of
                      America, BlackRock Variable Series Funds, Inc.,
                      BlackRock Advisors, LLC and BlackRock Investments,
                      LLC, previously filed with this Registration Statement
                      (File No. 333-178750) on April 25, 2012.

        (e)(ii)       Amendment No. 4, effective August 27, 2013 to the
                      Participation Agreement dated October 16, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company of America, BlackRock Variable
                      Series Funds, Inc., BlackRock Advisors, LLC and
                      BlackRock Investments, LLC, previously filed with this
                      Registration Statement (File No. 333-190033) on
                      October 4, 2013.

        (e)(iii)      Amendment No. 5, executed as of September 1, 2014 and
                      effective as of October 1, 2014 to the Fund
                      Participation Agreement dated October 16, 2009, as
                      amended, by and among AXA Equitable Life Insurance
                      Company, MONY Life Insurance Company of America,
                      BlackRock Variable Series Funds, Inc., BlackRock
                      Advisors, LLC and BlackRock Investments, LLC,
                      incorporated herein by reference to Registration
                      Statement on Form N-4 (File No. 333-178750) filed on
                      October 16, 2014.

        (f)           Amended and Restated Participation Agreement among
                      Variable Insurance Products Funds, Fidelity
                      Distributors Corporation, and AXA Equitable Life
                      Insurance Company, dated April 16, 2010, incorporated
                      herein by reference to Registration Statement on Form
                      N-4 (File No. 2-30070) filed on April 24, 2012.

        (f)(i)        First Amendment effective May 1, 2012 to Amended and
                      Restated Participation Agreement dated April 16, 2010
                      among AXA Equitable Life Insurance Company, Fidelity
                      Distributors Corporation and Variable Insurance
                      Products Funds, Variable Insurance Products Funds II,
                      Variable Insurance Products Funds III, Variable
                      Insurance Products Funds IV and Variable Insurance
                      Products Funds V, previously filed with this
                      Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (g)           Participation Agreement as of July 1, 2005 Franklin
                      Templeton Variable Insurance Products Trust,
                      Franklin/Templeton Distributors, Inc., AXA Equitable
                      Life Insurance Company, AXA Advisors, LLC, and AXA
                      Distributors, LLC, incorporated herein by reference to
                      Registration Statement filed on Form N-4 (File
                      No. 333-160951) on November 16, 2009.

        (g)(i)        Amendment No. 3 effective as of May 1, 2010 to
                      Participation Agreement as of July 1, 2005 by and
                      among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., AXA
                      Equitable Life Insurance Company, AXA Advisors LLC and
                      AXA Distributors, LLC, incorporated herein by
                      reference to the Registration Statement filed on Form
                      N-4 (File No. 333-130988) filed on April 24, 2012.

        (g)(ii)       Amendment No. 5 effective as of May 1, 2012 to
                      Participation Agreement dated July 1, 2005 and
                      subsequently amended June 5, 2007, November 1, 2009,
                      May 1, 2010 and August 16, 2010 among Franklin
                      Templeton Variable Insurance Products Trust,
                      Franklin/Templeton Distributors, Inc., AXA Equitable
                      Life Insurance Company, AXA Advisers LLC and AXA
                      Distributors, LLC, previously filed with this
                      Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (h)           Participation Agreement among AXA Equitable Life
                      Insurance Company, Ivy Funds Variable Insurance
                      Portfolios and Waddell & Reed, Inc., effective
                      October 23, 2009 previously filed with this
                      Registration Statement on Form N-4 (File No.
                      333-178750) on December 23, 2011.

        (h)(i)        Amendment No. 1 dated April 1, 2010 to the
                      Participation Agreement dated October 23, 2009 among
                      Waddell & Reed, Inc., Ivy Funds Variable Insurance
                      Portfolios and AXA Equitable Life Insurance Company
                      incorporated herein by reference to Registration
                      Statement on Form N-4 (File No. 2-30070) filed on
                      April 18, 2017.

        (h)(ii)       Amendment No. 2 effective May 1, 2012 to the
                      Participation Agreement dated October 23, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company, MONY Life Insurance Company of
                      America, Waddell & Reed, Inc. and Ivy Funds Variable
                      Insurance Portfolios, previously filed with this
                      Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (h)(iii)      Amendment No. 3 effective September 5, 2013, to the
                      Participation Agreement dated October 23, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company, MONY Life Insurance Company of
                      America, Waddell & Reed, Inc. and Ivy Funds Variable
                      Insurance Portfolios, previously filed with this
                      Registration Statement (File No. 333-190033) on
                      October 4, 2013.

        (h)(iv)       Amendment No. 4 dated October 14, 2013 to the
                      Participation Agreement dated October 23, 2009 among
                      Waddell & Reed, Inc., Ivy Funds Variable Insurance
                      Portfolios, AXA Equitable Life Insurance Company and
                      MONY Life Insurance Company of America hereby
                      incorporated by reference to Registration Statement on
                      Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (h)(v)        Amendment No. 5 dated October 1, 2016 to the
                      Participation Agreement dated October 23, 2009 among
                      Waddell & Reed, Inc., Ivy Funds Variable Insurance
                      Portfolios, AXA Equitable Life Insurance Company and
                      MONY Life Insurance Company of America hereby
                      incorporated by reference to Registration Statement on
                      Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (i)           Participation Agreement among AXA Equitable Life
                      Insurance Company, Lazard Retirement Series, Inc., and
                      Lazard Asset Management Securities LLC, effective
                      October 20, 2009 previously filed with this
                      Registration Statement on Form N-4 (File No.
                      333-178750) on December 23, 2011.

        (i)(i)        Amendment No. 2, effective May 1, 2012 to the
                      Participation Agreement dated October 20, 2009 among
                      AXA Equitable Life Insurance Company, MONY Life
                      Insurance Company, MONY Life Insurance Company of
                      America, Lazard Retirement Series, Inc. and Lazard
                      Asset Management Securities, previously filed with
                      this Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (j)           Participation Agreement dated July 18, 2002 among MFS
                      Variable Insurance Trust, Equitable Life Assurance
                      Society of the United States, and Massachusetts
                      Financial Service Company, incorporated herein by
                      reference to Registration Statement filed on Form N-4
                      (File No. 333-160951) on November 16, 2009.

        (j)(i)        Amendment No. 1, effective May 1, 2012 to the
                      Participation Agreement dated March 15, 2010 among AXA
                      Equitable Life Insurance Company, MFS Variable
                      Insurance Trust, MFS Variable Insurance Trust II and
                      MFS Fund Distributors, Inc., previously filed with
                      this Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (k)           Participation Agreement among T.Rowe Price Equity
                      Series, Inc., T.Rowe Price Investment Services, Inc.
                      and AXA Equitable Life Insurance Company, dated
                      July 20, 2005, incorporated herein by reference to
                      Registration Statement on Form N-4 (File
                      No. 333-160951) filed on November 16, 2009.

        (k)(i)        Amendment No. 3, effective May 1, 2012 to the
                      Participation Agreement dated July 20, 2005 among AXA
                      Equitable Life Insurance Company, T. Rowe Price Equity
                      Series Inc., T. Rowe Price Fixed Income Series, Inc.,
                      T. Rowe Price International Series, Inc. and T. Rowe
                      Price Investment Services, Inc., previously filed with
                      this Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (l)           Participation Agreement among MONY Life Insurance
                      Company, PIMCO Variable Insurance Trust and PIMCO
                      Funds Distributions LLC, dated December 1, 2001,
                      incorporated herein by reference to Registration
                      Statement on Form N-4 (File No. 333-160951) filed on
                      November 16, 2009.

        (l)(i)        Third Amendment dated October 20, 2009 effective
                      October 20, 2009, to the Participation Agreement, (the
                      "Agreement") dated December 1, 2001 by and among MONY
                      Life Insurance Company, PIMCO Variable Insurance
                      Trust, and PIMCO Funds Distributions LLC
                      (collectively, the "Parties") adding AXA Equitable
                      Insurance Company as a Party to the Agreement,
                      previously filed with this Registration Statement on
                      Form N-4 (File No. 333-178750) on December 23, 2011.

        (l)(ii)       Fifth Amendment effective May 1, 2012 to the
                      Participation Agreement dated December 1, 2001, as
                      amended on April 1, 2002, May 30, 2002, October 20,
                      2009 and April 1, 2010 among AXA Equitable Life
                      Insurance Company, MONY Life Insurance Company, PIMCO
                      Variable Insurance Trust and PIMCO Investments LLC,
                      previously filed with this Registration Statement
                      (File No. 333-178750) on April 25, 2012.

        (m)           Participation Agreement among Van Eck Worldwide
                      Insurance Trust, Van Eck Securities Corporation, Van
                      Eck Associates Corporation and MONY Life Insurance
                      Company, dated August 7, 2000, incorporated herein by
                      reference to Registration Statement on Form N-4 (File
                      No. 333-160951), filed on November 16, 2009.

        (m)(i)        Amendment No. 1 dated October 13, 2009 to the
                      Participation Agreement, (the "Agreement") dated
                      August 7, 2000 by and among MONY Life Insurance
                      Company, Van Eck Worldwide Insurance Trust, Van Eck
                      Securities Corporation and Van Eck Associates
                      Corporation (collectively, the "Parties") adding AXA
                      Equitable Insurance Company Agreement, previously
                      filed with this Registration Statement on Form N-4
                      (File No. 333-178750) on December 23, 2011.

        (m)(ii)       Amendment No. 3 effective May 1, 2012 to the
                      Participation Agreement dated August 7, 2000 among AXA
                      Equitable Life Insurance Company, MONY Life Insurance
                      Company, Van Eck VIP Trust, Van Eck Securities
                      Corporation and Van Eck Associates Corporation,
                      previously filed with this Registration Statement
                      (File No. 333-178750) on April 25, 2012.

        (m)(iii)      Participation Agreement dated October 1, 2013 among
                      Van Eck Securities Corporation, Van Eck Associates
                      Corporation, Van Eck VIP Trust and AXA Equitable Life
                      Insurance Company hereby incorporated by reference to
                      Registration Statement on Form N-4 (File No. 2-30070)
                      filed on April 18, 2017.

        (m)(iv)       Amendment No. 1 dated October 28, 2016 to the
                      Participation Agreement dated October 1, 2013 among
                      Van Eck Securities Corporation, Van Eck Associates
                      Corporation, VanEck VIP Trust and AXA Equitable Life
                      Insurance Company hereby incorporated by reference to
                      Registration Statement on Form N-4 (File No. 2-30070)
                      filed on April 18, 2017.

        (n)           Participation Agreement, by and among AXA Equitable
                      Life Insurance Company, on behalf of itself and its
                      separate accounts, Lord Abbett Series Fund, Inc., and
                      Lord Abbett Distributor LLC, previously filed with
                      this Registration Statement on Form N-4 (File No.
                      333-178750) on December 23, 2011.

        (n)(i)        Amendment No. 1, effective May 1, 2012 to the
                      Participation Agreement dated August 27, 2010 among
                      AXA Equitable Life Insurance Company, Lord Abbett
                      Series Fund, Inc. and Lord Abbett Distributor LLC,
                      previously filed with this Registration Statement
                      (File No. 333-178750) on April 25, 2012.

        (o)           Participation Agreement dated April 12, 2012 among AXA
                      Equitable Life Insurance Company, Northern Lights
                      Variable Trust and 7Twelve Advisors, LLC, previously
                      filed with this Registration Statement (File No.
                      333-190033) on October 4, 2013.

        (p)           Participation Agreement dated April 20, 2012 among AXA
                      Equitable Life Insurance Company, First Trust Variable
                      Insurance Trust, First Trust Advisors L.P. and First
                      Trust Portfolios L.P., previously filed with this
                      Registration Statement (File No. 333-190033) on
                      October 4, 2013.

        (p)(i)        Amendment No. 1 effective March 17, 2014, to the
                      Participation Agreement dated April 20, 2012, among
                      AXA Equitable Life Insurance Company, First Trust
                      Variable Insurance Trust, First Trust Advisors L.P.
                      and First Trust Portfolios L.P., incorporated herein
                      by reference to the Registration Statement filed on
                      Form N-4 (File No. 333-182796) filed on April 23, 2014.

        (q)           Participation and Service Agreement among AXA
                      Equitable Life Insurance Company and American Funds
                      Distributors, Inc., American Funds Service Company,
                      Capital Research and Management Company and the
                      American Funds Insurance Series (collectively the
                      "Funds"), dated January 2, 2013, incorporated herein
                      by reference to Registration Statement on Form N-4
                      (File No. 2-30070) filed on April 23, 2013.

        (r)           Participation Agreement by and between AXA Equitable
                      Life Insurance Company, on behalf of itself and its
                      separate accounts, and Rydex Distributors, LLC, dated
                      September 1, 2010 incorporated herein by reference to
                      Registration Statement on Form N-4 (333-160951), on
                      December 2, 2010 and refiled with this Registration
                      Statement on Form N-4A (File No. 333-182796) on
                      October 4, 2012.

        (s)           Participation Agreement by and among AXA Equitable
                      Life Insurance Company, J. P. Morgan Investment
                      Management Inc. and JPMorgan Funds Management Inc.,
                      dated April 1, 2011, previously filed with this
                      Registration Statement (File No. 333-190033) on
                      October 4, 2013.

        (s)(i)        Amendment No. 1, effective August 20, 2013, to the
                      Participation Agreement by and among AXA Equitable
                      Life Insurance Company, J. P. Morgan Investment
                      Management Inc. and JPMorgan Funds Management Inc.,
                      previously filed with this Registration Statement
                      (File No. 333-190033) on October 4, 2013.

        (s) (ii)      Amendment No. 2, effective August 20, 2013, to the
                      Participation Agreement by and among AXA Equitable
                      Life Insurance Company, JPMorgan Insurance Trust, J.
                      P. Morgan Investment Management Inc. and JPMorgan
                      Funds Management Inc., previously filed with this
                      Registration Statement on Form N-4 (File No.
                      333-190033) on July 7, 2015.

        (t)           Participation Agreement by and among AXA Equitable
                      Life Insurance Company, Delaware VIP Trust, Delaware
                      Management Company, a series of Delaware Management
                      Business Trust and Delaware Distributors, L.P. dated
                      July 9, 2010, previously filed with this Registration
                      Statement (File No. 333-190033) on October 4, 2013.

        (t)(i)        Amendment No. 1, effective August 23, 2013, to the
                      Participation Agreement by and among AXA Equitable
                      Life Insurance Company, Delaware VIP Trust, Delaware
                      Management Company, and Delaware Distributors, L.P.
                      previously filed with this Registration Statement
                      (File No. 333-190033) on October 4, 2013.

        (u)           Participation Agreement by and between AXA Equitable
                      Life Insurance Company and Janus Aspen Series, dated
                      July 26, 2005, previously filed with this Registration
                      Statement (File No. 333-190033) on October 4, 2013.

        (u)(i)        Amendment No. 1, effective August 29, 2013 to the
                      Participation Agreement by and between AXA Equitable
                      Life Insurance Company and Janus Aspen Series
                      previously filed with this Registration Statement
                      (File No. 333-190033) on October 11, 2013.

        (v)           Participation Agreement by and among AXA Equitable
                      Life Insurance Company, Eaton Vance Variable Trust and
                      Eaton Vance Distributors, Inc., dated October 7, 2013
                      previously filed with this Registration Statement
                      (File No. 333-190033) on October 11, 2013.

        (w)           Participation Agreement by and among AXA Equitable
                      Life Insurance Company, Federated Insurance Series and
                      Federated Securities Corp. dated October 9, 2013,
                      previously filed with this Registration Statement
                      (File No. 333-190033) on October 11, 2013.

        (x)           Participation Agreement by and among AXA Equitable
                      Life Insurance Company, SEI Insurance Products Trust
                      and SEI Investments Distribution Company dated October
                      10, 2013, previously filed with this Registration
                      Statement (File No. 333-190033) on October 11, 2013.

        (y)           Participation Agreement by and among AXA Equitable
                      Life Insurance Company, Putnam Variable Trust and
                      Putnam Retail Management Limited Partnership dated
                      October 10, 2013, previously filed with this
                      Registration Statement (File No. 333-190033) on
                      October 11, 2013.

        (z)           Participation Agreement Among AXA Equitable Life
                      Insurance Company, Legg Mason Partners Variable Equity
                      Trust and Legg Mason Partners Variable Income Trust,
                      Legg Mason Partners Fund Advisor, LLC and Legg Mason
                      Investor Services, LLC dated December 1, 2010,
                      incorporated herein by reference to the Registration
                      Statement filed on Form N-4 (File No. 333-178750),
                      filed on April 23, 2014.

        (z)(i)        Amendment No. 1, effective March 28, 2014, to the
                      Participation Agreement (the "Agreement"), dated
                      December 1, 2010, by and among AXA Equitable Life
                      Insurance Company (the "Company"); Legg Mason Partners
                      Variable Equity Trust and Legg Mason Partners Variable
                      Income Trust (the "Fund"); Legg Mason Partners Fund
                      Advisor, LLC; and Legg Mason Investor Services, LLC
                      (the "Distributor") (collectively, the "Parties"),
                      incorporated herein by reference to the Registration
                      Statement filed on Form N-4 (File No. 333-178750),
                      filed on April 22, 2014.

        (z)(ii)       Amendment No. 2, effective October 1, 2014, to the
                      Participation Agreement dated December 1, 2010, as
                      amended March 28, 2014 (the "Agreement") by and among
                      AXA Equitable Life Insurance Company (the "Company");
                      Legg Mason Global Asset Management Variable Trust,
                      Legg Mason Partners Variable Equity Trust and Legg
                      Mason Partners Variable Income Trust (the "Fund");
                      Legg Mason Partners Fund Advisor, LLC; and Legg Mason
                      Investor Services, LLC (the "Distributor")
                      (collectively, the "Parties"), incorporated herein by
                      reference to Registration Statement on Form N-4 (File
                      No. 333-178750) filed on April 22, 2015.

        (a)(a)        Participation Agreement Among AXA Equitable Life
                      Insurance Company, Neuberger Berman Advisers
                      Management Trust and Neuberger Berman Management LLC
                      dated August 6, 2010, incorporated herein by reference
                      to the Registration Statement filed on Form N-4 (File
                      No. 333-178750), filed on April 23, 2014.

        (a)(a)(i)     Amendment No. 1 effective March 12, 2014 to the
                      Participation Agreement dated August 6, 2010 by and
                      among AXA Equitable Life Insurance Company, Neuberger
                      Berman Advisers Management Trust and Neuberger Berman
                      Management LLC dated August 6, 2010, incorporated
                      herein by reference to the Registration Statement
                      filed on Form N-4 (File No. 333-178750), filed on
                      April 23, 2014.

        (a)(b)        AGREEMENT, made and entered into as of this 21st day
                      of April, 2014, by and among AXA EQUITABLE LIFE
                      INSURANCE COMPANY (the "Company"), a New York life
                      insurance company, on its own behalf and on behalf of
                      its separate accounts listed on Schedule A attached
                      hereto and incorporated herein by reference, as such
                      schedule may be amended from time to time (the
                      "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD
                      HLS SERIES FUND II, INC., each an open-end management
                      investment company organized under the laws of the
                      State of Maryland (each a "Fund"); HARTFORD FUNDS
                      MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware
                      limited liability company; HARTFORD FUNDS
                      DISTRIBUTORS, LLC (the "Distributor"), a Delaware
                      limited liability company and HARTFORD ADMINISTRATIVE
                      SERVICES COMPANY (the "Transfer Agent"), a Minnesota
                      corporation, incorporated herein by reference to
                      Registration Statement on Form N-4 (File No.
                      333-178750) filed on October 16, 2014.

        (a)(c)        Participation Agreement by and among AXA Equitable
                      Life Insurance Company, Eaton Vance Variable Trust and
                      Eaton Vance Distributors, Inc., dated October 7, 2013,
                      previously filed with this Registration Statement on
                      Form N-4 (File No.333-190033) on October 11, 2013.

        (a)(d)(i)     Participation Agreement by and among AXA Equitable
                      Life Insurance Company, ALPS Variable Investment
                      Trust, ALPS Advisors Inc. and ALPS Portfolio Solutions
                      Distributors Inc., dated May 13, 2015 previously filed
                      with this Registration Statement on Form N-4 (File No.
                      333-190033) on July 7, 2015.

        (a)(d)(ii)    Amendment to Fund Participation Agreement is dated
                      June 14, 2017, and is entered into by and among AXA
                      Equitable Life Insurance Company, a New York insurance
                      company, ALPS Variable Investment Trust, a Delaware
                      Statutory Trust, ALPS Advisors, Inc. a Colorado
                      corporation and ALPS Po1ifolio Solutions Distributor,
                      Inc. , a Colorado corporation previously filed with
                      this Registration Statement on Form N-4 (File No.
                      333-190033) on April 18, 2018.

    9.  Legal Opinion.

                      Opinion and Consent of Shane Daly, Esq., Vice
                      President and Associate General Counsel, filed
                      herewith.

                                      C-4

          10. Other Opinions.

              (a)      Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)      Powers of Attorney, filed herewith.

          11. Omitted Financial Statements. Not applicable.

          12. Initial Capital Agreements. Not applicable.

                                      C-5

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Bertrand Poupart-Lafarge       Director
5 Old Broad Street
London EC2N 1AD
United Kingdom

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

                                      C-6

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                 Separate Account No. 70 of AXA Equitable Life Insurance
Company (the "Separate Account") is a separate account of AXA Equitable Life
Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable
Holdings, Inc. (the "Holding Company").

                 Prior to May 14, 2018, Holdings was a direct wholly-owned
subsidiary of AXA S.A. ("AXA"). On May 14, 2018, Holdings completed an initial public offering in which AXA sold a minority stake to the public.

                 AXA is able to exercise significant influence over the
operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2016/2017 AXA Group Organization Charts are
incorporated herein by reference to Exhibit 26(a) to Registration Statement
(File No. 333-216084) on Form N-4, filed August 25, 2017.

                 (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2018 is incorporated herein by reference to Exhibit 26(b) to
Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

                                      C-7

Item 27. Number of Contractowners

         As of July 31, 2018, there were 3,412 Qualified Contract Owners and/or
         5,113 Non-Qualified Contract-owners of the contracts offered by the
         Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, is or was a director, officer or employee of
                     the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss. 721-726;
                          Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.),
Aspen Bermuda XS, and ARGO RE Ltd, and Zurich Insurance Company. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)  AXA Advisors, LLC, and AXA Distributors, LLC, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors
     Trust and AXA Premier VIP Trust, and of MONY America Variable Account A,
     MONY America Variable Account K and MONY America Variable Account L. In
     addition, AXA Advisors is the principal underwriter for AXA Equitable's
     Separate Accounts 45, 301, A and I.

(b)  Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA DISTRIBUTORS, LLC)
------------------                  -------------------------------------------

*Brian Winikoff                     Director, Chairman of the Board, Chief
                                    Executive Officer and Chief Retirement
                                    Savings Officer

*Ronald Herrmann                    Senior Vice President and Director

*Michael B. Healy                   Executive Vice President

*Harvey T. Fladeland                Senior Vice President

*Kathryn Ferrero                    Senior Vice President

*Peter D. Golden                    Senior Vice President

*David Kahal                        Senior Vice President

*Kevin M. Kennedy                   Director and President

*Graham Day                         Senior Vice President

*Trey Reynolds                      Senior Vice President

*David Veale                        Senior Vice President

*Alfred D'Urso                      Vice President and Chief Compliance Officer

*Michael Schumacher                 Senior Vice President

*Mark Teitelbaum                    Senior Vice President

*Nicholas Gismondi                  Vice President and Chief Financial Officer

*Gina Jones                         Vice President and Financial Crime Officer

*Yun Zhang                          Vice President and Treasurer

*Francesca Divone                   Secretary

*Evan Hirsch                        Senior Vice President

*Gerald J. Carroll                  Vice President

*Mathew Drummond                    Vice President

*Karen Farley                       Vice President

*Richard Frink                      Vice President

*Michael J. Grass                   Vice President

*Laird Johnson                      Vice President

*Joshua Katz                        Vice President

*James Long                         Vice President

*Page W. Long                       Vice President

*James S. O'Connor                  Vice President

*Matthew A. Schirripa               Vice President

*Samuel Schwartz                    Vice President

*William Sorrentino                 Vice President

*Steven Sutter                      Vice President and Assistant Treasurer

*Jonathan Zales                     Vice President

*Stephen Scanlon                    Director and Senior Vice President

*Prabha ("Mary") Ng                 Senior Vice President and Chief
                                    Information Security Officer

*Edward Rosenblatt                  Vice President and General Counsel

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

* The principal business address:

  1290 Avenue of the Americas,
  NY, NY 10104.

(c)  The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
     Registration Statement is incorporated herein by reference.

                                      C-8

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                      C-9

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of
August, 2018.

                                             SEPARATE ACCOUNT NO. 70 OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
New York, on this 15th day of August, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Daniel G. Kaye        Bertrand Poupart-Lafarge
Mark Pearson          Charles G.T. Stonehill
Kristi A. Matus       Karima Silvent

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      August 15, 2018

                                 EXHIBIT INDEX

EXHIBIT                                                    TAG
NO.                                                        VALUE
-------                                                    -----

9.      Opinion and Consent of Counsel                     EX-99.9

10. (a) Consent of PricewaterhouseCoopers LLP              EX-99.10a

10. (b) Powers of Attorney                                 EX-99.10b